SCHEDULE III - Supplementary Insurance Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		$ 874,608	$ 743,046	$ 672,307
Gross Reserves		10,363,383	9,895,376	10,102,172
Unearned Premiums		2,433,860	2,072,953	1,818,999
Other Benefits Payable		2,417,044	2,198,080	2,098,759
Premium Revenue		6,525,218	5,513,810	5,024,981
Net Investment Income (1)	[1]	448,538	415,921	402,071
Losses Incurred		4,923,156	4,193,255	3,840,982
Amortization of DAC		1,455,462	1,237,464	1,119,773
Other Expenses (2)	[2]	369,969	305,568	348,398
Premiums Written		6,909,058	5,803,364	5,119,926
Non Life
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		640,442	553,535	493,196
Gross Reserves		10,357,981	9,885,913	10,102,172
Unearned Premiums		2,420,009	2,062,736	1,807,013
Other Benefits Payable		0	0	0
Premium Revenue		5,058,056	4,301,862	4,055,191
Losses Incurred		3,662,891	3,168,647	3,005,567
Amortization of DAC		1,306,388	1,107,760	1,023,065
Other Expenses (2)	[2]	107,414	102,397	121,134
Premiums Written		5,438,807	4,592,282	4,154,809
Life and Health
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		234,166	189,511	179,111
Gross Reserves		0	0	0
Unearned Premiums		13,851	10,217	11,986
Other Benefits Payable		2,417,044	2,198,080	2,098,759
Premium Revenue		1,467,162	1,211,948	969,790
Net Investment Income (1)	[1]	71,756	65,567	59,895
Losses Incurred		1,263,016	1,024,608	835,415
Amortization of DAC		149,074	129,704	96,708
Other Expenses (2)	[2]	69,191	51,055	44,346
Premiums Written		1,470,251	1,211,082	965,117
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		0	0	0
Gross Reserves		5,402	9,463	0
Unearned Premiums		0	0	0
Other Benefits Payable		0	0	0
Premium Revenue		0	0	0
Net Investment Income (1)	[1]	376,782	350,354	342,176
Losses Incurred		(2,751)	0	0
Amortization of DAC		0	0	0
Other Expenses (2)	[2]	193,364	152,116	182,918
Premiums Written		$ 0	$ 0	$ 0

[1]	Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.
[2]	Other expenses are a component of underwriting result for the Non-life business and Life and Health segment as the Company allocates certain other expenses to its operating segments that vary with business written.